ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Payroll and related benefits and taxes	$ 8,051	$ 8,312	$ 7,258
Fair value of embedded derivatives related to Convertible Debt	4,489	5,353
Royalties	3,732	3,610	2,870
Loan success fee related to Convertible Debt	2,858	2,858
Agent and sales commissions	955	1,224	2,833
Right-of-use lease liability, current portion	2,379	2,923	2,599
Tax liabilities	1,089	1,301	1,611
Product warranty liabilities	1,278	1,478	1,285
Product marketing	70	376	752
Manufacturing subcontractor costs	1,376	1,787	2,165
Legal and professional services	2,530	1,282	2,275
Other	1,594	1,739	3,319
Total accrued expenses and other current liabilities	$ 30,401	$ 32,243	$ 26,967